Deferred tax liability - Narrative (Details) - GBP (£) £ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019
Disclosure of income tax [Line Items]
Deferred tax liability, release relating to intangible asset impairment	£ 115	£ 704
Unrecognized deferred tax asset in relation to trading losses carried forward	15,240	12,400
Unrecognized deferred tax asset in relation to provisions	26	26
Unrecognized deferred tax asset in respect of accelerated capital allowances	27	32
Deferred tax liability in respect of accelerated capital allowances	£ 14	43
MuOx Limited
Disclosure of income tax [Line Items]
Deferred tax liability, release relating to intangible asset impairment		£ 600